Operations And Organization (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Oct. 05, 2012	Mar. 25, 2012
Incentive Distribution Rights			100.00%
LNG Storage Capacity		9.0
FEP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		50.00%
FEP [Member] | Fayetteville Express Pipeline, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
FEP [Member] | FGT [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Regency [Member]
Incentive Distribution Rights			100.00%
Citrus [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		50.00%
Interest ownership		50.00%
ETP [Member]
Incentive Distribution Rights		100.00%
Sunoco LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		42.80%
Citrus Merger [Member]
Interest ownership				50.00%